Film Related Obligations - Schedule of Components (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	$ 1,571.2	$ 1,793.5
Less unamortized issuance costs	(7.5)	(10.2)
Total debt, net	1,563.7	1,783.3
Less current portion	(716.3)	(860.3)
Non-current portion of debt	847.4	923.0
Production Loans	1,306.4	1,292.2
Production Tax Credit Facility	260.0	260.0
Backlog Facility and Other	313.0	287.3
IP Credit Facility	100.6	109.9
Total film related obligations	1,980.0	1,949.4
Unamortized issuance costs	(11.4)	(11.4)
Total film related obligations, net	1,968.6	1,938.0
Less current portion	(1,612.1)	(1,393.1)	$ (923.7)
Total non-current film related obligations	$ 356.5	544.9	1,016.4
Film Related Obligations
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations		1,949.4	1,951.5
Less unamortized issuance costs		(11.4)	(11.4)
Total debt, net		1,938.0	1,940.1
Less current portion		(1,393.1)	(923.7)
Non-current portion of debt		544.9	1,016.4
Film Related Obligations | Production Loans
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations		1,292.2	1,349.9
Film Related Obligations | Production Tax Credit Facility
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations		260.0	231.8
Film Related Obligations | Backlog Facility and Other
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations		287.3	226.0
Film Related Obligations | IP Credit Facility
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations		$ 109.9	$ 143.8